SECURITIES - Narratives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SECURITIES
Proceeds from available for sale securities sold	$ 0	$ 0
Proceeds from available for sale securities called	0	0
Carrying value of securities available for sale pledged	66,562	76,954
Allowance for credit losses on securities available for sale	0	0
Asset pledged as collateral
SECURITIES
Carrying value of securities available for sale pledged	$ 60,600	$ 69,900